Cash, Cash Equivalents and Restricted Cash (Tables)	12 Months Ended
Dec. 31, 2021
Cash and Cash Equivalents [Abstract]
Schedule of cash, cash equivalents and restricted cash
	December 31,
(in thousands)	2021	2020

Cash held in banks	$1,199	$1,173
Bank deposits in U.S.$ with original maturities of three months or less (annual average interest rates 0.1% and 0.32%)	10,003	4,500
Total cash and cash equivalents	11,202	5,673
Cash held with respect to CVR Agreement, see note 8	113	1,171
Restricted cash – current – Prepaid expenses and other receivables	-	79
Restricted cash – noncurrent – Other assets	321	89
Total cash, cash equivalents and restricted cash shown in the statement of cash flows	$11,636	$7,012